Acquisition of Gateway Supplemental Information Regarding Gateway Purchase (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jan. 02, 2013
Statement [Line Items]
Business Combination, Acquisition Related Costs	$ 0	$ 0	$ 406,000	$ 0
Reserve Development Protection Payable					2.0
ReserveDevelopmentProtection					2.0
Business Acquisition, Cost of Acquired Entity, Purchase Price					14,282,000
Severance Costs			337,000
DividendPaidByGateway [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					6.0
PreferredSharesIssuedByAtlas [Member] [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					2.0
CashPaidByAtlas [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 6.3